4. Convertible Debt - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
4. Convertible Debt - Related Parties

In the nine month period ended September 30, 2014, the Company entered into Convertible Promissory Notes (“Notes”) and Warrant Purchase Agreements with three related party entities: on July 9, 2014 with Wild Harp Holdings, LLC (“Wild Harp”) controlled by John Tynan, our CEO, and DW Odell Company (“DW Odell”) controlled by David Odell, our CFO, and on August 27, 2014, with Medbridge Development Company, LLC (“MDC”), an entity controlled by Mr. Tynan and Mr. Odell. John Tynan and David Odell are officers and directors of the Company. The Wild Harp and DW Odell agreements provide for Notes of up to $250,000 each to be purchased at the option of each party through July 9, 2015, of which $150,000 has been received from each of Wild Harp and DW Odell through September 30, 2014. The MDC agreement provides for a Note of $50,000, proceeds of which were received from MDC on August 27, 2014. All three Notes bear interest at 8% per annum and have a two year term. Principal and accrued interest are convertible in four equal quarterly tranches of principal, plus accrued interest commencing 15 months after the issuance date of each Note, or at any time at each party’s option, at the conversion price. The Wild Harp and DW Odell balances are each comprised of two Notes having identical conversion provisions; (i) a Note with $100,000 in principal with a conversion rate of $0.1245 and warrant exercise price of $0.93 per share and (ii) a Note with $50,000 in principal with a conversion rate of $0.084 and warrant exercise price of $0.63 per share. The MDC Note of $50,000 has a conversion price of $0.1134 and a warrant exercise price of $0.85 per share. The warrants received by the parties are to purchase four common shares for each $1 of principal, an aggregate of 1,400,000 shares as of September 30, 2014, exercisable on any date from the four-year anniversary to the five-year anniversary of the agreement. Similar warrants will be issued with future Wild Harp and DW Odell note proceeds of up to $200,000, if any; exercisable at 7.5 times the corresponding conversion price. All warrants include a cashless exercise provision. These Notes issued through September 30, 2014, are convertible into 3,237,819 shares of common stock of the Company.

The following are the components of Convertible Debt – Related Parties:

	2013	2012
Secured Revolving Credit Note-Related Party, matures December 31, 2013 (amended), interest rate-5.0% per annum, principal and accrued interest can be converted into units (composed of one share of company stock and a warrant to purchase one share of company stock at 1.5 times the conversion price, exercisable immediately) at any time at the volume-weighted average closing price of the stock for the 20 trading days immediately prior to the conversion date. Warrants expire five years from date of issuance. Outstanding balance was collateralized by all assets.	$–	$646,970

Convertible Unsecured Note-Related Party, matures December 31, 2018, interest rate-5.0% per annum, principal and interest can be converted into units (composed of one share of company stock and a warrant to purchase one share of company stock at 1.5 times the conversion price, exercisable immediately) at any time at the volume-weighted average closing price of the stock for the 20 trading days immediately prior to the conversion date. Warrants expire five years from the date of issuance. Convertible into 2,657,800 common shares at December 31, 2013.	577,328	–

Convertible Debentures-MedBridge Venture Fund –Related Party, net of discount ($1,476,747); matures September 15, 2015; interest rate- 8%; principal and accrued interest are convertible at any time at the holders’ option at conversion price 10% lower than the lowest three day average closing prices of the Company’s common stock starting on July 16, 2013 and ending on September 15, 2013 ($0.0588). The Company also issued warrants to purchase four common shares for each $1 of principal at $0.45 per share, exercisable on any date from the four-year anniversary to the five-year anniversary from the date of the agreement. Convertible into 27,976,190 common shares at December 31, 2013.	168,253	–

Line of credit-MedBridge Development Company, LLC, the line of credit (not to exceed $550,000) remains in effect till March 18, 2015. Letter of credit consists of $50,000 deposit, $300,000 available in monthly installments over 24 months, and $200,000 available at the lender’s discretion. Lender’s fees ($20,000/month) for services are to be paid in shares at the average closing price per calendar quarter minus 10%. Cash advances are to be paid in shares at the average price in the 20-day period preceding effective date of the agreement ($0.1465); plus warrants for one share for each share issued at the respective defined average price, exercisable for 18 months after a two-year lockup period. Convertible into 497,203 common shares at December 31, 2013.	97,500	–

Convertible Revolving Credit Notes to Consultants-mature December 31, 2015, non-interest bearing, principal may be converted into common shares at the election of the holder at any time prior to the maturity date; principal is convertible at 80% of the 20-day volume-weighted average closing price immediately prior to the date of notice of conversion. Convertible into 5,764,034 common shares at December 31, 2013.	1,001,651	793,906

TOTAL CONVERTIBLE DEBT-RELATED PARTY	$1,844,732	$1,440,876

Effective on October 1, 2013, the Company and Best Investment Trust (“BIT”) entered into an unsecured note in the amount of $993,023 ($577,328 at December 31, 2013) with interest at 5% per annum, due December 31, 2018. In addition, the Company issued an identical note in the amount of $63,375 to another individual who participated in the arrangement with BIT. This note was issued as a replacement and amendment of the secured revolving line of credit dated March 5, 2008 and subsequently assigned to BIT. All or any portion of the principal balance and accrued interest may be exchanged for Units at any time. Any unpaid principal due on the maturity date shall automatically be exchanged for Units based upon the exchange price upon maturity. BIT is controlled by the Company’s Chairman, Vice President of Research and Development and Secretary.

Effective on July 13, 2013, the Company and MedBridge Venture Fund, LLC (“MVF”) entered into a Convertible Promissory Note and Warrant Purchase Agreement. The note may be partially converted at any time based on the discretion of MVF. If the notes or any portion of them are not converted by MVF prior to maturity, on maturity the outstanding amount of the notes and accrued interest will automatically be converted into common stock at the conversion price. In the event that the Company is in default at maturity, the balance due under the note would be payable in cash. The agreement provides that MVF will provide up to $2,500,000 in cash advances and services. At December 31, 2013, MVF had provided a total of $1,765,000 in cash advances and services and converted $120,000 of debt into 2,040,816 common shares. The services to be provided by MVF include a management team (President and CEO), Chief Operating Officer, Controller, grant application coordinator, finance administrative assistant and public relations resources. To the extent not converted earlier at the option of the holders, shares will be issuable on conversion of these notes in total in four equal tranches (25% each) on the following dates: December 15, 2014, March 15, 2015, June 15, 2015 and September 15, 2015. Under certain circumstance, while the notes are outstanding, the conversion price shall be adjusted to the lower price at which the Company issues shares or other securities convertible into shares or exercisable for shares, except for issuances related to borrowings from banks or similar financial institutions; securities issued to employees, consultants, officers or directors pursuant to any compensation plan approved by the board of directors and limited to 15% of the then outstanding common stock of the Company; or securities in a public offering with an aggregate offering price to the public of at least $50,000,000. In the event of a change in control of the Company, as defined in the agreement, MVF shall be entitled to receive, prior to the close of any such change of control, including shares and warrants pledged/earned and any remaining stock to which MVF would have been entitled under the note or the conversion thereof and to receive and exercise any and all shares under the corresponding warrants to which it would have been entitled.

Pursuant to the Strategic Collaboration Agreement with MedBridge Development Company (“MDC”), MDC shall provide accounting, document support, clerical, reception public relations and other administrative support as mutually agreed, as well as office space for the corporate headquarters of the Company. MDC will provide a maximum line of credit of $550,000, consisting of cash advances and services. In 2013, MDC advanced $175,000 and provided $189,032 in services. MDC converted $266,532 of debt into 2,008,087 common shares. In the event of a change in control of the Company, as defined in the agreement, MDC shall be entitled to receive, prior to the close of any such change of control any stock which MDC would have been entitled (i) under the full value of the LC (ii) for the full value of the Services that MDC would have provided to the Company during the full term of this agreement absent the change of control and (iii) shall be entitled to receive and exercise any and all warrants to which it would be entitled. A principal of MDC is an investor, officer and shareholder in the Company.

	2013	2012
Convertible Debt-DMBM, net of discount ($79,794); matures on September 15, 2015. Principal and accrued interest are convertible at any time at the holders’ option at a conversion price 10% lower than the lowest three day average closing prices of the Company’s common stock starting on July 16, 2013 and ending on September 15, 2013 ($0.0588). The Company also issued 880,000 warrants to purchase common shares for each $1 advanced at $0.45 per share, exercisable on any date from the four-year anniversary to the five-year anniversary from the date of the agreement. Convertible into 1,471,420 common shares at December 31, 2013.	$6,873	$–

Convertible Promissory Notes-DMBM, issued monthly from November 3, 2011 – April 18, 2013, with one-year maturity, non-interest bearing. Notes issued prior to 2013 are convertible at the lower of $0.21 per share or a discount of 30% from the average common stock closing price for the 14 trading days preceding a conversion notice, and notes issued in 2013 are convertible at the lower of $0.05 per share or a discount of 30% from the average common stock closing price for the 14 trading days preceding a conversion notice. Convertible into 4,201,271 common shares at December 31, 2013	347,650	892,850

Demand Promissory Note–Wonderland Capital, interest rate-6%, unsecured demand note. Convertible into 102,647 common shares at December 31, 2013.	22,297	22,297

Convertible Debenture to Timothy and Thomas, LLC, net of discount ($319,048), matures on January 1, 2020, interest rate-0.35%, principal and accrued interest are convertible at the 15-day volume-weighted average closing price prior to the conversion date. Convertible into 3,946,887 common shares at December 31, 2013.	543,452	872,222

6% Convertible Debentures-mature one year after issuance, interest rate-6%, principal and accrued interest are convertible into common shares in a range of $0.05-$0.261 per share. Convertible into 4,507,757 shares at December 31, 2013.	443,000	338,750

CONVERTIBLE DEBT-OTHER	$1,363,272	$2,126,119